Intangible Assets, Net - Schedule of Other Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Composition [Line Items]
Cost:	$ 2,062	$ 2,062
Accumulated amortization:	1,204	1,174
Impairment of Intangible Assets:	466	466
Other intangible assets	1,670	1,640
Amortized cost	392	422
Suppliers’ relationship [Member]
Schedule of Composition [Line Items]
Cost:	760	760
Accumulated amortization:	180	150
Impairment of Intangible Assets:	189	189
Customer relationship [Member]
Schedule of Composition [Line Items]
Cost:	1,032	1,032
Accumulated amortization:	862	862
Impairment of Intangible Assets:	204	204
Non-competition [Member]
Schedule of Composition [Line Items]
Cost:	270	270
Accumulated amortization:	162	162
Impairment of Intangible Assets:	$ 73	$ 73